Income taxes (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥ 5,531	¥ 1,872	¥ 9,200
Foreign subsidiaries	12,799	10,139	5,713
Total current	18,330	12,011	14,913
Deferred income tax expense (benefit):
The Company and domestic subsidiaries	10,497	12,579	(5,504)
Foreign subsidiaries	284	1,068	(2,847)
Total deferred	10,781	13,647	(8,351)
Total provision	¥ 29,111	¥ 25,658	¥ 6,562